Short Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Short Term Bank Loans [Abstract]
Schedule of Short-Term Loans	Short-term loans are summarized as follow:
	As of
	December 31, 2024	December 31, 2023
Collateralized bank loans	$-	$2,760,602
Unsecured bank loans	-	281,694
Total	$-	$3,042,296

Schedule of Short-Term Loans

Short-term loans as of December 31, 2023 are as follow:

Maturity Date	Type	Bank Name	Interest Rate per Annum (%)	December 31, 2023
July 22, 2024	Operating Loans	Bank of Zheshang	3.60	$1,352,132
July 25, 2024	Operating Loans	Bank of Hangzhou	3.55	1,408,470
February 22, 2024	Operating Loans	Industrial and Commercial Bank of Xinchang	3.45	$281,694
Total				$3,042,296